Revenues, Accounts Receivable and Provision for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Revenue, Accounts Receivable and Provision for Credit Losses [Abstract]
Revenue from Charterers
For the years ended December 31, 2022, 2021, and 2020, charterers that accounted for more than 10% of the Company’s revenue, were as follows:

Charterer	2022	2021	2020
A	-	26%	20%
B	-	17%	-
C	41%	-	-
D	18%	-	-